Annual Total Returns[BarChart] - Invesco SP SmallCap 600 Pure Value ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.75%)	21.31%	45.11%	2.67%	(12.45%)	33.62%	1.11%	(19.52%)	22.65%	(4.26%)